Schedule of rollforward of financial instruments (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowings and financing, beginning	R$ 6,599	R$ 8,781	R$ 726
Funding - working capital	6,090	2,852	9,395
Interest provision	559	486	246
Swap contracts	39	(60)	(16)
Mark-to-market	31	12	(46)
Exchange rate and monetary variation	5	57	(29)
Borrowing costs	64	42	21
Interest amortization	(406)	(549)	(116)
Principal amortization	(6,075)	(2,543)	(6,102)
Swap amortization	2	13	95
Derivative swap amortization			4,527
Conversion adjustment to reporting currency		172	80
Debt modification impact	(71)	71
Discontinued operations		(1,571)
Borrowings and financing, ending	R$ 6,446	R$ 6,599	R$ 8,781